Income Taxes (Tables)	12 Months Ended
Feb. 28, 2015
Income Tax Disclosure [Abstract]
Components of Provision for (Recovery of) Income Tax and Income from Continuing Operations Before Income Tax
The difference between the amount of the provision for income taxes and the amount computed by multiplying income from continuing operations before income taxes by the statutory Canadian tax rate is reconciled as follows:

	For the year ended
	February 28, 2015	March 1, 2014	March 2, 2013
Statutory Canadian tax rate	26.6%	26.6%	26.6%
Expected recovery of income taxes from continuing operations	$(102)	$(1,908)	$(324)
Differences in income taxes resulting from:
Valuation allowance	79	781	—
Investment tax credits	(51)	(77)	(127)
Canadian tax rate differences	(27)	(82)	(125)
Change in unrecognized income tax benefits	—	—	(116)
Non-deductible goodwill impairment	—	—	84
Foreign tax rate differences	11	(10)	6
Other differences	9	(15)	10
	$(81)	$(1,311)	$(592)

Income (Loss) from Continuing Operations Before Income Taxes

	For the year ended
	February 28, 2015	March 1, 2014	March 2, 2013
Loss from continuing operations before income taxes:
Canadian	$(600)	$(7,212)	$(1,365)
Foreign	215	28	145
	$(385)	$(7,184)	$(1,220)

Provision for Income Taxes from Continuing Operations
The recovery of income taxes from continuing operations consists of the following:

	For the year ended
	February 28, 2015	March 1, 2014	March 2, 2013
Current
Canadian	$(153)	$(1,203)	$(760)
Foreign	21	77	88
Deferred
Canadian	39	(184)	68
Foreign	12	(1)	12
	$(81)	$(1,311)	$(592)

Components of Deferred Income Tax Assets and Liabilities
Deferred income tax assets and liabilities consist of the following temporary differences:

	As at
	February 28, 2015	March 1, 2014
Assets
Property, plant and equipment	$81	$430
Non-deductible reserves	108	120
Minimum taxes	268	120
Convertible debenture (see note 10)	121	95
Research and development	199	41
Tax loss carryforwards	84	25
Other	15	25
Deferred income tax assets	876	856

Valuation allowance	866	783
Deferred income tax assets net of valuation allowance	10	73

Liabilities
Property, plant and equipment	(15)	—
Withholding tax on unremitted earnings	(33)	(32)
Deferred income tax liabilities	(48)	(32)
Net deferred income tax asset/(liability)	$(38)	$41
Deferred income tax asset - current	$10	$73
Deferred income tax liability - long-term	(48)	(32)
	$(38)	$41

Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits
The Company’s total unrecognized income tax benefits as at February 28, 2015 and March 1, 2014 were $11 million and $8 million, respectively. A reconciliation of the beginning and ending amount of unrecognized income tax benefits that, if recognized, would affect the Company’s effective income tax rate is as follows:

	For the year ended
	February 28, 2015	March 1, 2014	March 2, 2013
Unrecognized income tax benefits, opening balance	$8	$29	$146
Increase for income tax positions of prior years	3	5	9
Increase for income tax positions of current year	—	—	2
Settlement of tax positions	—	(23)	(152)
Other	—	(3)	24
Unrecognized income tax benefits, ending balance	$11	$8	$29

Summary of Open Tax Years by Major Jurisdiction
A summary of open tax years by major jurisdiction is presented below:

Jurisdiction
Canada(1)	Fiscal 2009 - 2015
United States(2)	Fiscal 2012 - 2015
United Kingdom	Fiscal 2011 - 2015
_______________
(1)Includes federal as well as provincial and state jurisdictions, as applicable.
(2)Pertains to federal tax years. Certain state jurisdictions remain open from fiscal 2012 through fiscal 2015.

Summary of Net Operating Losses and Tax Credits Carryforward
As at February 28, 2015, the Company has the following net operating loss carryforwards and tax credits which are not recognized for accounting purposes and are scheduled to expire in the following years:

Year of Expiry	Net Operating Losses	Capital Losses	Research and Development Tax Credits	Minimum Taxes
2026	$3	$—	$—	$—
2028	2	—	—	—
2029	15	—	—	1
2030	—	—	—	109
2031	28	—	—	127
2032	—	—	—	27
2033	—	—	119	—
2034	—	—	111	—
2035	294	—	42	—
Indefinite	—	23	—	—
	$342	$23	$272	$264